Schedule of Carrying Amount and Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets
Investment in preferred securities		$ 1,450,000
Liabilities
Deferred consideration	3,000,000	3,000,000	3,338,343
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents		6,779,040	2,324,647
Investment in preferred securities
Liabilities
Deferred consideration		3,000,000	3,016,343
Public warrants		10,896	246,445
Private placement warrants
PIPE warrants
Abaca warrants
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents
Investment in preferred securities
Liabilities
Deferred consideration
Public warrants
Private placement warrants
PIPE warrants
Abaca warrants
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents
Investment in preferred securities		1,450,000
Liabilities
Deferred consideration
Public warrants
Private placement warrants		14	9,632
PIPE warrants		280	79,512
Abaca warrants		28,430	$ 1,024,900
Fair Value, Nonrecurring [Member]
Assets
Cash and cash equivalents	5,897,470	6,779,040
Investment in preferred securities	1,424,983	1,450,000
Liabilities
Deferred consideration	3,000,000	3,000,000
Public warrants	9,459	10,896
Private placement warrants	2	14
PIPE warrants	49	280
Abaca warrants	13,511	28,430
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	5,897,470	6,779,040
Investment in preferred securities
Liabilities
Deferred consideration	3,000,000	3,000,000
Public warrants	9,459	10,896
Private placement warrants
PIPE warrants
Abaca warrants
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents
Investment in preferred securities
Liabilities
Deferred consideration
Public warrants
Private placement warrants
PIPE warrants
Abaca warrants
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents
Investment in preferred securities	1,424,983	1,450,000
Liabilities
Deferred consideration
Public warrants
Private placement warrants	2	14
PIPE warrants	49	280
Abaca warrants	$ 13,511	$ 28,430